Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment gain
Plan interest in Master Trust investment gain	$ 85,058
Interest income on notes receivable from participants	787
Contributions to the Plan
By participants	25,434
By employer	6,890
Total contributions	32,324
Transfers in	68
Total additions	118,237
Deductions from net assets attributed to
Participant withdrawals	(61,291)
Administrative expenses	(28)
Transfers out	(839)
Total deductions	(62,158)
Net increase	56,079
Net assets available for benefits
Beginning of year	545,467
End of year	$ 601,546